Derivatives Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Cost of revenues	$ 25,907	$ 22,587	$ 22,112
Sales and marketing	3,705	3,389	3,111
General and administrative	1,834	1,870	1,498
Foreign currency derivatives [Member]
Derivative [Line Items]
Cost of revenues	18	(63)
Sales and marketing	13	(61)	1
General and administrative	6	(24)
Total expenses (income)	$ 37	$ (148)	$ 1